Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments [Table Text Block]
As of December 31, 2012 and 2013, equity method investments consisted of the following:

	December 31,
	2012		2013
		Holding		Holding
	Amount	%	Amount	%

Create Electronic Optical Co., Ltd.	$283	21.11	172	21.11
Iris (See Note 1)	-	-	18	6.41
	$283		190